Prepaid Costs and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Prepaid Costs and Expenses [Abstract]
Schedule of prepaid costs and expenses

	December 31, 2018	December 31, 2017

Cloud services	$2,785	$3,086
Rental	5,835	5,507
Advertising	396,191	834,515
Marketing and promotion	3,802,469	2,024,084
Professional services	1,155,122	1,541,666
Prepaid initial public offerings costs	-	2,404,580
Others	25,156	215
Subtotal	5,387,558	6,813,653
Less: long term prepaid expenses	(2,200,506)	(2,472,186)
Total	$3,187,052	$4,341,467